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October 22, 2004                                                     41592.00133


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:     Empire State Municipal Exempt Trust,
        Guaranteed Series 180 (the "Trust");
        (No. 333-116615) Rule 497(j)
        ------------------------------------

Ladies and Gentlemen:

On behalf of Glickenhaus & Co. and Lebenthal, a division of Advest, Inc., Depositors of the above-captioned Trust, and pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"). We hereby certify that:

(1) The form of Prospectus that would have been filed pursuant to Rule 497(b) of the Securities Act would not have differed from that contained in Amendment No. 1 to the Trust's registration statement on Form S-6; and

(2) Amendment No. 1 was filed electronically with the Securities and Exchange Commission on October 21, 2004, pursuant to Rule 487 of the Securities Act (accession no. 0001116679-04-002116).

Very truly yours,



/s/ Donna Mezzapesa
Donna Mezzapesa
Legal Assistant

Enclosures